SCHEDULE OF LEASE RECEIVABLE ASSET (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease asset	$ 217,584	$ 217,584	$ 217,584
Nations Interbanc [Member]
Lease asset	$ 217,584	$ 217,584